Goodwill (Tables)	9 Months Ended
Sep. 30, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
The change in the carrying amount of goodwill between December 31, 2024 and September 30, 2025 is as follows:

Nine Months Ended
September 30, 2025 (As Restated)
(in thousands)
Opening balance at December 31, 2024	$9,051,410
Prior period acquisitions	5,108
Impairment	(364,248)
Foreign exchange movement	36,105
Closing balance	$8,728,375